Document And Entity Information	Apr. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 15, 2025
Entity Registrant Name	First American Financial Corp
Entity Central Index Key	0001472787
Entity Emerging Growth Company	false
Entity File Number	001-34580
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1911571
Entity Address, Address Line One	1 First American Way
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92707-5913
City Area Code	(714)
Local Phone Number	250-3000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	FAF
Security Exchange Name	NYSE
Amendment Description